Interest-Bearing Loans and Borrowings - Summary of Interest-bearing Loans and Borrowings (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
CURRENT LIABILITIES
Commercial papers	$ 1,100
Non-Current Liabilities [Member]
NON-CURRENT LIABILITIES
Secured bank loans	109	$ 230
Unsecured bank loans	86	153
Unsecured bond issues	105,170	108,327
Unsecured other loans	57	53
Finance lease liabilities	162	186
Non-current interest-bearing loans and borrowings	105,584	108,949
Current Liabilities [member]
CURRENT LIABILITIES
Secured bank loans	370	272
Commercial papers	1,142	1,870
Unsecured bank loans	22	739
Unsecured bond issues	2,626	4,510
Unsecured other loans	14	15
Finance lease liabilities	42	27
Current interest-bearing loans and borrowings	$ 4,216	$ 7,433